Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities
17. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2023	2024
Debt from third party investors (i)	1,276,145	1,316,206
Warranty provisions (ii)	789,005	809,437
Deposits from a third party (iii)	148,991	118,310
Government grants	122,513	201,823

Total	2,336,654	2,445,776

(i) The debt from third party investors consisted of the following three financing arran geme
nts:
1 Financing in an amount of RMB160 million from Guangzhou GET Investment Holdings Co., Ltd. (“Guangzhou GET Investment”)
In December 2020, Chengxing and Guangzhou Xiaopeng Automotive Investment Co., Ltd. (“Guangzhou Xiaopeng Investment”), subsidiaries of the Group, entered into a partnership agreement with Guangzhou GET Investment to set up a limited liability partnership entity (the “Kunpeng Chuangye LLP”) whose operating period is designed for 9 years since the date of the registration of its business license. Chengxing, Guangzhou Xiaopeng Investment and Guangzhou GET Investment subscribed for RMB200,000, RMB10 and RMB160,000 paid in capital in Kunpeng Chuangye LLP in return for 55.5540%, 0.0028% and 44.4432% of the equity interests, respectively. The consideration of RMB160 million was paid by Guangzhou GET Investment to Kunpeng Chuangye LLP in January 2021. Pursuant to the investment agreement, Guangzhou GET Investment does not have substantive participating rights in Kunpeng Chuangye LLP nor it is able to transfer their interest in Kunpeng Chuangye LLP to other third party. During the
9-year
operating period of Kunpeng Chuangye LLP, Guangzhou GET Investment is only entitled to interest calculated at an interest rate of 4% per annum based on its investment amount of RMB160,000 in Kunpeng Chuangye LLP. Upon liquidation, if any, at any time within 9 years or at the due date of the
9-year
operating period, Guangzhou GET Investment will be entitled to and only entitled to its investment amount amounting to RMB160,000. If Kunpeng Chuangye LLP failed to pay the investment amount of RMB160,000 or the interest calculated at an interest rate of 4% per annum to Guangzhou GET Investment, Chengxing, also guaranteed by Xiaopeng Technology, will be liable for the unpaid amounts. Based on these arrangements, the Group consolidates Kunpeng Chuangye LLP via its subsidiaries Chengxing and Guangzhou Xiaopeng Investment. The Group regards the investment held by Guangzhou GET Investment as a liability with interest expenses amortized through the period given the risks and rewards of owning 44.4432% of equity interests in Kunpeng Chuangye LLP have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to the Group via Kunpeng Chuangye LLP.

The interest payable, amounted to RMB6,233 and RMB6,233 as of December 31, 2023 and 2024, respectively, for the investment held by Guangzhou GET Investment was calculated at an interest rate of 4% per annum. The interest of RMB6,400 and RMB6,400 was repaid to Guangzhou GET Investment by the Group for the years ended December 31, 2023 and 2024, respectively.
2) Financing in an amount of RMB500 million from Guangdong Yuecai Industry Investment Fund Partnership (Limited Partnership) (“Guangdong Utrust”)
Pursuant to the share purchase agreement, dated March 12, 2021, signed among Chengxing, Chengxing’s shareholders (i.e. Guangdong Xiaopeng Motors Technology Co., Ltd. and Guangdong Xiaopeng Automobile Industry Holdings Co., Ltd., both of which are wholly owned subsidiaries of the Company) and Guangdong Utrust, Guangdong Utrust subscribed for common stock newly issued by Chengxing at a consideration of RMB500 million. Immediately after the share subscription, Guangdong Utrust began to hold 0.3067% of equity interest in Chengxing. The consideration of RMB500 million was paid by Guangdong Utrust on March 16, 2021 (“Initial Capital Injection Date of Guangdong Utrust”). Pursuant to the terms of the investment agreement, conditional upon any entity affiliated with Chengxing being granted a public offering approval by any stock exchange (“Relevant Listing Approval”) within 3 years after the Initial Capital Injection Date of Guangdong Utrust, Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash, such that it could choose to use any part of the relevant funds, subject to the consent of Guangdong Xiaopeng Motors Technology Co., Ltd., to participate in the international placing tranche of such public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangdong Utrust. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangdong Utrust, i.e. RMB500 million and an interest at a rate of 6% or 3% per annum which may apply to the entire RMB500 million, or a portion thereof, pursuant to the terms of the share purchase agreement. Upon the third anniversary of the Initial Capital Injection Date of Guangdong Utrust, if Guangdong Utrust, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such public offering arrangement or no relevant entity has obtained the Relevant Listing Approval, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangdong Utrust to sell, or Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase, the common stock in Chengxing held by Guangdong Utrust at a price of RMB500 million plus interest calculated at an interest rate of 3% per annum.

In addition, pursuant to the terms of the arrangement, Guangdong Utrust does not have substantive participating rights in Chengxing. The Group regards the investment held by Guangdong Utrust as a liability with interest expenses amortized through the period as the risks and rewards of owning the 0.3067% of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangdong Utrust is providing financing to Chengxing.
On June 11, 2021, Guangdong Utrust notified Chengxing that it irrevocably undertakes not to exercise the rights under the share purchase agreement to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it in connection with the proposed listing of the Company on the Stock Exchange.
As of December 31, 2024, the principal amount of RMB500,000 and interest of RMB48,238 have been paid as scheduled.
3) Financing in an amount of RMB1,000 million from Guangzhou GET Investment
Pursuant to the share purchase agreement, dated March 30, 2021, signed among Chengxing, Chengxing’s shareholders and Guangzhou GET Investment, Guangzhou GET Investment subscribed for common stock newly issued by Chengxing at a consideration of RMB1,000 million. Immediately after the share subscription, Guangzhou GET Investment began to hold 1.0640% of equity interest in Chengxing. The consideration of RMB1,000 million was paid by Guangzhou GET Investment on March 31, 2021 (“Initial Capital Injection Date of Guangzhou GET Investment”). Pursuant to the terms of the agreement, conditional upon the disclosure of any plan of any potential onshore listing by any entity affiliated with Chengxing on any stock exchange in the PRC within 5 years after the Initial Capital Injection Date of Guangzhou GET Investment, Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash, such that it could use the relevant funds to participate in such potential onshore public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangzhou GET Investment. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangzhou GET Investment, i.e. RMB1,000 million and an interest at a rate of 4% or 6% per annum pursuant to the terms of the share purchase agreement. Upon the fifth anniversary of the Initial Capital Injection Date of Guangzhou GET Investment, if Guangzhou GET Investment, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such potential onshore listing in the PRC, or such relevant entity cannot successfully become listed in the PRC, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangzhou GET Investment to sell, or Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase, the common stock in Chengxing held by Guangzhou GET Investment at a price of RMB1,000 million plus interest calculated at the rate of 4% per annum. In addition, pursuant to the terms of the arrangement, Guangzhou GET Investment does not have substantive participating rights in Chengxing. The Group regards the investment held by Guangzhou GET Investment as a liability with interest expenses amortized through the period as the risks and rewards of owning the 1.0640% of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to Chengxing.
The interest payable for the investment by Guangzhou GET Investment,amounted to RMB109,912 and RMB149,973 as of December 31, 2023 and 2024, respectively, was calculated at an interest rate of 4% per annum.

(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2022	2023	2024
Accrued warranty - beginning of the year	371,140	641,062	1,008,993
Warranty costs incurred	(61,551)	(228,674)	(208,691)
Provision for warranty	331,473	596,605	597,465
Adjustments to pre-existing warranty liabilities	—	—	(199,040)

Accrued warranty - end of the year	641,062	1,008,993	1,198,727
Less: Current portion of warranty	(216,260)	(219,988)	(389,290)

Non-current portion of warranty	424,802	789,005	809,437

The Group reviews historically incurred warranty cost periodically and update
s
 the estimates of future warranty cost. As a result, the Group reversed the pre-existing
warranty liabilities of nil, nil and RMB199,040 for the years ended December 31, 2022, 2023 and 2024, respectively.
(iii) Deposits from a third party represent the refundable deposit for the finance lease cooperation in which the Group serves as the lessor (Note 18).